Loans - Schedule of Change in Allowance for Loan Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,726,000	$ 1,718,000
Recorded Investment			$ 701,000
Provision (credit) for loan losses		2,500,000
Balance in allowance for loan losses	1,726,000	1,718,000	2,511,000	$ 1,726,000
Charge-offs	(14,000)	(2,591,000)
Recoveries	799,000	99,000
Ending balance	2,511,000	1,726,000
Recorded investment			2,066,000	4,796,000
Balance in allowance for loan losses			48,000	310,000
Recorded investment			326,306,000	105,720,000
Balance in allowance for loan losses			2,463,000	1,416,000
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment			701,000
Real Estate Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,409,000	1,417,000
Provision (credit) for loan losses	(185,000)	1,333,000
Balance in allowance for loan losses	1,409,000	1,417,000	1,354,000	1,409,000
Charge-offs	(1,000)	(1,362,000)
Recoveries	131,000	21,000
Ending balance	1,354,000	1,409,000
Recorded investment			1,527,000	4,028,000
Balance in allowance for loan losses			39,000	301,000
Recorded investment			282,760,000	88,317,000
Balance in allowance for loan losses			1,315,000	1,108,000
Real Estate Mortgage Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment			643,000
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	308,000	208,000
Provision (credit) for loan losses	(382,000)	1,245,000
Balance in allowance for loan losses	308,000	208,000	583,000	308,000
Charge-offs	(9,000)	(1,213,000)
Recoveries	666,000	68,000
Ending balance	583,000	308,000
Recorded investment			539,000	768,000
Balance in allowance for loan losses			9,000	9,000
Recorded investment			40,820,000	16,005,000
Balance in allowance for loan losses			574,000	299,000
Commercial Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded Investment			58,000
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	9,000	10,000
Provision (credit) for loan losses	16,000	5,000
Balance in allowance for loan losses	9,000	10,000	23,000	9,000
Charge-offs	(4,000)	(16,000)
Recoveries	2,000	10,000
Ending balance	23,000	9,000
Recorded investment			2,726,000	1,398,000
Balance in allowance for loan losses			23,000	$ 9,000
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		83,000
Provision (credit) for loan losses	551,000	(83,000)
Balance in allowance for loan losses	551,000	$ 83,000	551,000
Ending balance	$ 551,000
Balance in allowance for loan losses			$ 551,000